Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	₨ 426,395.0	$ 6,575.1	₨ 274,195.9
Less Than 12 Months Unrealized Losses	3,914.6	60.3	680.9
12 Months or Greater Fair Value	4,929.6	76.0	30,720.6
12 Months or Greater Unrealized Losses	95.4	1.5	153.3
Fair Value	431,324.6	6,651.1	304,916.5
Unrealized Losses	4,010.0	$ 61.8	834.2
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	417,114.7		255,634.8
Less Than 12 Months Unrealized Losses	3,561.2		250.1
12 Months or Greater Fair Value	0.0		30,720.6
12 Months or Greater Unrealized Losses	0.0		153.3
Fair Value	417,114.7		286,355.4
Unrealized Losses	3,561.2		403.4
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	234,685.5		40,363.1
Less Than 12 Months Unrealized Losses	2,811.3		16.1
12 Months or Greater Fair Value	0.0		27,683.1
12 Months or Greater Unrealized Losses	0.0		151.9
Fair Value	234,685.5		68,046.2
Unrealized Losses	2,811.3		168.0
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	178,908.2		213,878.3
Less Than 12 Months Unrealized Losses	737.8		231.4
12 Months or Greater Fair Value	0.0		749.6
12 Months or Greater Unrealized Losses	0.0		0.5
Fair Value	178,908.2		214,627.9
Unrealized Losses	737.8		231.9
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	3,521.0		1,393.4
Less Than 12 Months Unrealized Losses	12.1		2.6
12 Months or Greater Fair Value	0.0		2,287.9
12 Months or Greater Unrealized Losses	0.0		0.9
Fair Value	3,521.0		3,681.3
Unrealized Losses	12.1		3.5
Mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	0.0		87.6
Less Than 12 Months Unrealized Losses	0.0		1.3
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		87.6
Unrealized Losses	0.0		1.3
Asset-backed securities
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	9,149.5		18,473.5
Less Than 12 Months Unrealized Losses	257.9		429.5
12 Months or Greater Fair Value	4,929.6		0.0
12 Months or Greater Unrealized Losses	95.4		0.0
Fair Value	14,079.1		18,473.5
Unrealized Losses	353.3		429.5
Other securities (including mutual fund units)
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	130.8
Less Than 12 Months Unrealized Losses	95.5
12 Months or Greater Fair Value	0.0
12 Months or Greater Unrealized Losses	0.0
Fair Value	130.8
Unrealized Losses	₨ 95.5		₨ 0.0